Quarterly Holdings Report
for

Fidelity® International Discovery K6 Fund

January 31, 2020

IGI-K6-QTLY-0320
1.9893915.100

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value
Australia - 2.0%
Bapcor Ltd.	62,310	$260,415
CSL Ltd.	2,014	414,217
Inghams Group Ltd.	70,070	164,658
Magellan Financial Group Ltd.	5,533	243,669
National Storage (REIT) unit	202,566	290,359
Rio Tinto Ltd.	28	1,817

TOTAL AUSTRALIA		1,375,135

Austria - 1.0%
Erste Group Bank AG	9,947	365,812
Wienerberger AG	10,081	286,440

TOTAL AUSTRIA		652,252

Bailiwick of Jersey - 0.6%
Experian PLC	11,224	390,685
Belgium - 1.1%
KBC Groep NV	10,225	751,391
Brazil - 0.4%
BM&F BOVESPA SA	23,816	268,045
Canada - 2.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	12,773	426,893
Cenovus Energy, Inc. (Canada)	21,900	190,636
Constellation Software, Inc.	623	654,847
Dollarama, Inc.	5,327	181,498
Suncor Energy, Inc.	12,328	376,808

TOTAL CANADA		1,830,682

Cayman Islands - 2.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,871	386,530
Hansoh Pharmaceutical Group Co. Ltd. (b)	78,682	278,562
Meituan Dianping Class B (a)	22,093	279,694
PagSeguro Digital Ltd. (a)(c)	9,873	320,774
Tencent Holdings Ltd.	15,482	738,340

TOTAL CAYMAN ISLANDS		2,003,900

China - 0.8%
AVIC Jonhon OptronicTechnology Co. Ltd.	31,700	169,616
Centre Testing International Group Co. Ltd. (A Shares)	111,296	256,909
Kweichow Moutai Co. Ltd. (A Shares)	800	117,498

TOTAL CHINA		544,023

Denmark - 1.7%
DSV A/S	3,053	332,400
Netcompany Group A/S (a)(b)	7,782	353,187
ORSTED A/S (b)	4,186	457,249

TOTAL DENMARK		1,142,836

France - 6.6%
BNP Paribas SA	10,312	547,233
Capgemini SA	4,882	608,306
LVMH Moet Hennessy Louis Vuitton SE	2,191	954,120
Sanofi SA	6,823	657,999
Societe Generale Series A	13,344	431,808
SR Teleperformance SA	2,360	593,617
VINCI SA	6,166	685,208

TOTAL FRANCE		4,478,291

Germany - 10.1%
adidas AG	1,905	603,821
Akasol AG (a)(b)	1,916	80,748
Allianz SE	3,662	876,640
Delivery Hero AG (a)(b)	2,938	226,849
Deutsche Borse AG	1,118	182,330
Deutsche Post AG	9,369	328,086
Instone Real Estate Group BV (a)(b)	6,755	174,930
Linde PLC	2,485	507,240
Morphosys AG (a)	905	113,618
MTU Aero Engines Holdings AG	1,648	501,525
Nexus AG	4,029	153,265
Rheinmetall AG	2,012	215,822
SAP SE	10,838	1,411,447
Scout24 AG (b)	6,458	445,134
Siemens AG	4,176	515,060
Vonovia SE	8,965	512,443

TOTAL GERMANY		6,848,958

Greece - 0.2%
EFG Eurobank Ergasias SA (a)	139,505	128,957
Hong Kong - 2.0%
AIA Group Ltd.	106,400	1,054,312
Techtronic Industries Co. Ltd.	36,494	291,189

TOTAL HONG KONG		1,345,501

Hungary - 0.6%
OTP Bank PLC	9,545	443,046
India - 1.7%
HDFC Bank Ltd. sponsored ADR	19,737	1,130,535
Indonesia - 0.5%
PT Bank Central Asia Tbk	67,500	159,504
PT Bank Rakyat Indonesia Tbk	469,900	152,767

TOTAL INDONESIA		312,271

Ireland - 2.0%
Cairn Homes PLC	165,984	224,583
CRH PLC	8,478	318,322
Dalata Hotel Group PLC	26,329	133,299
DCC PLC (United Kingdom)	1,704	137,978
Kerry Group PLC Class A	4,043	516,992

TOTAL IRELAND		1,331,174

Italy - 1.1%
Intesa Sanpaolo SpA	102,948	255,673
Moncler SpA	2,481	107,311
Recordati SpA	9,845	421,785

TOTAL ITALY		784,769

Japan - 15.0%
Astellas Pharma, Inc.	21,544	380,685
Daiichi Sankyo Kabushiki Kaisha	4,328	292,474
Fanuc Corp.	3,487	635,087
GMO Payment Gateway, Inc.	1,727	111,052
Hoya Corp.	10,624	1,016,774
Kao Corp.	3,802	303,237
Keyence Corp.	2,515	845,435
Lasertec Corp.	7,644	374,221
Minebea Mitsumi, Inc.	20,442	397,106
Misumi Group, Inc.	7,738	192,005
Mitsubishi UFJ Financial Group, Inc.	47,135	242,020
MonotaRO Co. Ltd.	6,699	160,694
Nintendo Co. Ltd.	1,175	432,230
Olympus Corp.	24,176	390,618
Oracle Corp. Japan	4,082	353,328
ORIX Corp.	40,300	680,766
Persol Holdings Co., Ltd.	11,762	210,283
Recruit Holdings Co. Ltd.	9,751	380,058
Relo Group, Inc.	19,421	518,616
Shiseido Co. Ltd.	2,658	171,124
SMC Corp.	444	191,661
SMS Co., Ltd.	7,063	174,939
SoftBank Corp.	9,101	367,449
Sony Corp.	5,923	414,177
Terumo Corp.	9,538	343,328
THK Co. Ltd.	6,076	151,480
Yahoo! Japan Corp.	58,540	232,517
Zozo, Inc.	11,357	189,159

TOTAL JAPAN		10,152,523

Korea (South) - 0.7%
Samsung Electronics Co. Ltd.	10,543	486,792
Malta - 0.1%
Kambi Group PLC (a)	4,402	59,535
Netherlands - 5.0%
AerCap Holdings NV (a)	2,792	158,055
ASML Holding NV (Netherlands)	3,803	1,067,264
Basic-Fit NV (a)(b)	5,987	222,104
NXP Semiconductors NV	3,629	460,375
Prosus NV (a)	1,863	134,776
RHI Magnesita NV	3,429	144,624
Unilever NV	20,309	1,185,075

TOTAL NETHERLANDS		3,372,273

New Zealand - 1.5%
EBOS Group Ltd.	24,115	370,151
Fisher & Paykel Healthcare Corp.	11,779	176,199
Ryman Healthcare Group Ltd.	44,761	474,544

TOTAL NEW ZEALAND		1,020,894

Norway - 1.7%
Adevinta ASA Class B	22,780	277,879
Equinor ASA	22,483	408,573
Schibsted ASA (A Shares)	15,623	472,871

TOTAL NORWAY		1,159,323

Poland - 0.0%
CD Projekt RED SA	400	29,072
South Africa - 0.6%
Clicks Group Ltd.	6,103	99,333
Naspers Ltd. Class N	1,883	305,416

TOTAL SOUTH AFRICA		404,749

Spain - 1.4%
Cellnex Telecom SA (b)	10,815	538,787
Euskaltel, S.A. (b)	18,762	176,868
Masmovil Ibercom SA (a)	11,217	235,120

TOTAL SPAIN		950,775

Sweden - 3.1%
ASSA ABLOY AB (B Shares)	14,856	352,626
EQT AB (a)	3,831	48,669
Ericsson (B Shares)	73,559	578,352
Indutrade AB	14,582	526,515
Securitas AB (B Shares)	15,535	244,880
Svenska Handelsbanken AB (A Shares)	35,784	350,583

TOTAL SWEDEN		2,101,625

Switzerland - 10.0%
Kaba Holding AG (B Shares) (Reg.)	27	16,987
Lonza Group AG	1,962	807,044
Nestle SA (Reg. S)	18,139	2,000,599
Partners Group Holding AG	634	582,395
Roche Holding AG (participation certificate)	5,893	1,976,917
Schindler Holding AG (participation certificate)	1,153	298,545
Sika AG	3,627	653,327
Swiss Re Ltd.	3,876	438,625

TOTAL SWITZERLAND		6,774,439

Taiwan - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	70,125	719,308
United Kingdom - 14.1%
Anglo American PLC (United Kingdom)	15,163	397,572
AstraZeneca PLC (United Kingdom)	12,970	1,268,824
Aviva PLC	44,661	234,046
Beazley PLC	46,196	330,325
Big Yellow Group PLC	17,311	269,510
BP PLC	243,172	1,463,922
Compass Group PLC	16,485	407,546
Cranswick PLC	3,815	179,947
Dechra Pharmaceuticals PLC	9,186	344,980
Diageo PLC	12,591	497,887
HomeServe PLC	21,417	362,564
John David Group PLC	27,640	299,946
JTC PLC (b)	34,189	193,679
Keywords Studios PLC	8,336	135,615
Lloyds Banking Group PLC	541,097	403,948
London Stock Exchange Group PLC	6,522	673,989
M&G PLC (a)	86,062	272,975
Network International Holdings PLC (b)	28,960	232,509
Ocado Group PLC (a)	15,041	243,007
Prudential PLC	23,656	420,613
Rotork PLC	55,522	223,103
Standard Life PLC	82,240	327,423
Vistry Group PLC	10,027	182,721
Zegona Communications PLC	137,691	200,003

TOTAL UNITED KINGDOM		9,566,654

United States of America - 1.0%
MasterCard, Inc. Class A	1,009	318,783
Visa, Inc. Class A	1,591	316,561
XP, Inc. Class A (a)	900	36,126

TOTAL UNITED STATES OF AMERICA		671,470

TOTAL COMMON STOCKS
(Cost $57,935,262)		63,231,883

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Volkswagen AG
(Cost $333,317)	1,726	310,831

Investment Companies - 3.3%
United States of America - 3.3%
iShares MSCI India ETF
(Cost $2,194,920)	65,219	2,249,405

Money Market Funds - 3.5%
Fidelity Cash Central Fund 1.58% (d)	2,036,571	2,036,978
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	342,966	343,000
TOTAL MONEY MARKET FUNDS
(Cost $2,379,978)		2,379,978
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $62,843,477)		68,172,097
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(402,533)
NET ASSETS - 100%		$67,769,564

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,380,606 or 5.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,002
Fidelity Securities Lending Cash Central Fund	137
Total	$5,139

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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